INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax Reconciliation
Our effective tax rate varied from the statutory federal income tax rate due to differences between the book and tax treatment of various transactions as follows:

(In millions)	2017	2016	2015
Income tax expense at 35% statutory rate	$180	$120	$134
State income taxes (net of federal benefit) (a)	16	3	14
AFUDC equity	(10)	(11)	(8)
Revaluation of deferred federal income taxes (b)	8	—	—
Excess tax deductions for share-based compensation (c)	—	(23)	—
Other — net (d)	2	8	2
Total income tax provision	$196	$97	$142

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(a)
Amount for the year ended December 31, 2017 includes income tax benefits of $3 million related to the revaluation of state deferred tax assets and liabilities for the net of federal benefit impact of the TCJA.

(b)	Amount for the year ended December 31, 2017 represents income tax expense related to the revaluation of federal deferred tax assets and liabilities as a result of the TCJA.

(c)	Amount relates to a federal income tax benefit for excess tax deductions generated in 2016 as a result of adopting the new accounting guidance associated with share-based payments.

(d)
Amount for the year ended December 31, 2017 includes income tax expense of $1 million related to the establishment of a valuation allowance for the portion of a capital loss expected to not be utilized before expiration.

Components of Income Tax Provision
Components of the income tax provision were as follows:

(In millions)	2017	2016	2015
Current income tax expense (benefit) (a)	$1	$(122)	$65
Deferred income tax expense (b)(c)(d)	195	219	77
Total income tax provision	$196	$97	$142

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(a)	Amount for the year ended December 31, 2016 primarily relates to the cash benefit that resulted from the election of bonus depreciation as described in Note 5.

(b)
Amount for the year ended December 31, 2017 includes income tax expense of $5 million related to the net revaluation of federal and state deferred tax assets and liabilities at ITC Holdings as a result of the TCJA.

(c)
During the fourth quarter of 2016, we recognized total income tax benefits of $27 million for excess tax deductions for the year ended December 31, 2016 as a result of adopting the new accounting guidance associated with share-based payments.

(d)	Amount for the year ended December 31, 2016 includes utilization of $126 million of net operating losses, primarily resulting from the election of bonus depreciation as described in Note 5.

Deferred Tax Assets and Liabilities
Deferred income tax assets (liabilities) consisted of the following at December 31:

(In millions)	2017	2016
Property, plant and equipment	$(798)	$(1,026)
Federal income tax NOLs and other credits	84	140
METC regulatory deferral (a)	(6)	(11)
Acquisition adjustments — ADIT deferrals (a)	(10)	(15)
Goodwill	(120)	(163)
ITCTransmission regional cost allocation recovery (b)	—	(11)
Refund liabilities (a)	38	56
Regulatory liability gross up - TCJA	139	—
Pension and postretirement liabilities	16	23
State income tax NOLs (net of federal benefit) (c)	50	47
True-up adjustment principal & interest	9	1
Other — net	(3)	(5)
Net deferred tax liabilities (d)	$(601)	$(964)
Gross deferred income tax liabilities	$(952)	$(1,252)
Gross deferred income tax assets	351	288
Net deferred tax liabilities	$(601)	$(964)
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(a)	Described in Note 6.

(b)	Described in Note 5 under “ITC Transmission Regional Cost Allocation Refund”.

(c)
During the fourth quarter of 2016, we recorded a deferred tax asset of $9 million for state income tax net operating losses, related to excess tax benefits generated in periods prior to 2016 that had not been previously recognized in the consolidated statements of financial position, upon adoption of the accounting guidance associated with share-based payments.

(d)
During the fourth quarter of 2017, we recorded a reduction in the net deferred tax liabilities of $572 million and income tax expense of $5 million related to the revaluation of deferred taxes as a result of the reduction in the U.S. federal corporate income rate from 35% to 21%. The revaluation was offset by a regulatory liability of approximately $512 million and a reduction in regulatory assets of $65 million.